OPPENHEIMER MIDCAP FUND
                     Supplement dated April 14, 2000 to the
                       Prospectus dated February 25, 2000


      The market capitalization of the growth companies in which the Fund may invest has been increased from between $1 billion and $9 billion to between $2 billion and $11.5 billion. Therefore, the Prospectus is revised as follows:

1. The first paragraph on the cover page of the prospectus is revised to read as follows:

           "Oppenheimer MidCap Fund is a mutual fund that seeks capital appreciation. It emphasizes investments in common stocks of growth companies having a market capitalization between $2 billion and $11.5 billion."

2.      The third sentence in the paragraph captioned "What does the Fund Mainly
        Invest
        In?" on page 3 is revised to read as follows:

           "Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of growth companies that have a market capitalization of between $2 billion and $11.5 billion (referred to as "mid-cap" stocks)."

3. The first bullet point in the paragraph captioned "How Does The Portfolio Manager Decide What Securities To Buy or Sell?" on page 3 is revised to read as follows:

           "Market capitalization between $2 billion and $11.5 billion."



April 14, 2000                                       745PS.007

                             OPPENHEIMER MIDCAP FUND
                     Supplement dated April 14, 2000 to the
          Statement of Additional Information dated February 25, 2000


      The Statement of Additional Information is revised by replacing the third and fourth sentences in the first paragraph under "The Fund's Investment Policies - Investments in Equity Securities" on page 2 with the following:

     1. The Fund's investments will primarily include stocks of companies having a market capitalization between $2 billion and $11.5 billion, generally measured at the time of the Fund's investment. However, the Fund is not required to sell securities of an issuer it holds if the issuer's capitalization exceeds $11.5 billion.

     2. Effective March 1, 2000, the independent auditors of the Fund are KPMG LLP.




April 14, 2000                                           745PX.007